Convertible loans	6 Months Ended
Jun. 30, 2024
Short-Term Debt [Abstract]
Convertible loans

8	Convertible loans

	December 31, 2023	June 30, 2024	June 30, 2024
	S$’000	S$’000	US$’000

Convertible loan from noteholders (a)	368	-	-
Convertible loans (b)	1,950	-	-
Debt issuance cost (b)	(15)	-	-
	2,303)	-	-
Less: Current portion	(2,303)	-	-
Non-current portion	-	-	-

(a)	Convertible loan from noteholders

This refers to an exchangeable note amounting to S$600,000 arising from the acquisition by Ryde Technologies Pte. Ltd. of Meili Technologies Pte. Ltd. pursuant to which the purchase consideration was satisfied by the issuance of exchangeable notes to the Meili Noteholders each exchangeable into shares in the Company. In September 2023 and on March 14, 2024, a total of 38,251 and 68,478 Class A Ordinary Shares, respectively, were issued to certain Meili Noteholders pursuant to an exchange of their exchangeable notes under the exchangeable note subscription agreement dated 12 April 2023.

(b)	Convertible loan from third parties

The convertible loan as of December 31, 2023 are set out below:

Loan	Currency	Period	Interest rate per annum	Guarantees	Other security	Carrying amount (S$’000)	Carrying amount (US$’000)
Unsecured fixed rate convertible loan	SGD	24-month	5%	Nil	-	1,935	1,467

The convertible loans are repayable on or before February 28, 2024. There is no repayment and no interest paid for the financial year ended December 31, 2023. In March 2024, the convertible loan has been fully repaid.

On July 11, 2023, Ryde Technologies Pte. Ltd. (“Ryde Tech”) entered into a Second Supplemental Agreement with third parties (the “Agreement”). The Agreement give rise to Ryde Tech to redeem the convertible loan of S$1.95 million on the listing date.

The convertible loan of S$3.25 million will give rise to the third parties’ rights to the conversion into 1,155,350 Class A Ordinary Shares of the Company, at an issue price of S$2.81 per Ordinary Shares. The 1,155,350 Class A Ordinary Shares represented 7.14% of total Class A Ordinary Shares of the Company after the conversion. In September 2023, the Company issued 1,155,350 Class A Ordinary of the Company.

RYDE GROUP LTD

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS